Investment Securities, Unrealized Loss Position, by Credit Rating (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities:
Gross unrealized losses	$ (2,466)	$ (1,922)
Available-for-sale, at fair value	267,358	257,442
Held-to-maturity securities:
Gross unrealized losses	(414)	(21)
Fair value	80,567	56,359
Investment securities:
Gross unrealized losses	(2,880)	(1,943)
Fair value	347,925	313,801
Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(2,451)	(1,850)
Available-for-sale, at fair value	265,721	253,766
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(148)	(138)
Available-for-sale, at fair value	36,250	25,804
Held-to-maturity securities:
Gross unrealized losses	(73)	(8)
Fair value	45,167	41,548
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(502)	(499)
Available-for-sale, at fair value	49,990	44,944
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	2,250	1,989
Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(938)	(832)
Available-for-sale, at fair value	127,192	136,352
Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(828)	(751)
Available-for-sale, at fair value	104,546	110,089
Held-to-maturity securities:
Gross unrealized losses	(314)	0
Fair value	28,421	5,641
Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(25)	(24)
Available-for-sale, at fair value	8,558	9,269
Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(85)	(57)
Available-for-sale, at fair value	14,088	16,994
Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(449)	(170)
Available-for-sale, at fair value	15,411	14,786
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	(368)	(184)
Available-for-sale, at fair value	30,967	25,361
Held-to-maturity securities:
Gross unrealized losses	(24)	(13)
Fair value	1,381	1,391
Other [Member]
Available-for-sale securities:
Gross unrealized losses	(46)	(27)
Available-for-sale, at fair value	5,911	6,519
Held-to-maturity securities:
Gross unrealized losses	(3)	0
Fair value	3,348	5,790
Total marketable equity securities [Member]
Available-for-sale securities:
Gross unrealized losses	(15)	(72)
Available-for-sale, at fair value	1,637	3,676
Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(13)	(70)
Available-for-sale, at fair value	918	1,700
Unrated Investment Grade Securities [Member]
Investment securities:
Gross unrealized losses	(17)	(25)
Fair value	3,700	1,600
Investment grade [Member]
Available-for-sale securities:
Gross unrealized losses	(2,075)	(1,676)
Available-for-sale, at fair value	127,911	89,445
Held-to-maturity securities:
Gross unrealized losses	(414)	(21)
Fair value	30,856	3,280
Investment securities:
Gross unrealized losses	(2,489)	(1,697)
Fair value	158,767	92,725
Investment grade [Member] | Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(2,062)	(1,606)
Available-for-sale, at fair value	127,778	88,720
Investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(148)	(138)
Available-for-sale, at fair value	24,795	12,857
Held-to-maturity securities:
Gross unrealized losses	(73)	(8)
Fair value	5,264	1,889
Investment grade [Member] | U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(464)	(459)
Available-for-sale, at fair value	15,470	13,600
Investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(899)	(775)
Available-for-sale, at fair value	53,373	43,065
Investment grade [Member] | Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(828)	(751)
Available-for-sale, at fair value	46,217	39,560
Held-to-maturity securities:
Gross unrealized losses	(314)
Fair value	23,115
Investment grade [Member] | Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(12)	0
Available-for-sale, at fair value	795	139
Investment grade [Member] | Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(59)	(24)
Available-for-sale, at fair value	6,361	3,366
Investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(140)	(39)
Available-for-sale, at fair value	4,167	1,807
Investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	(368)	(172)
Available-for-sale, at fair value	27,058	16,609
Held-to-maturity securities:
Gross unrealized losses	(24)	(13)
Fair value	1,381	1,391
Investment grade [Member] | Other [Member]
Available-for-sale securities:
Gross unrealized losses	(43)	(23)
Available-for-sale, at fair value	2,915	782
Held-to-maturity securities:
Gross unrealized losses	(3)
Fair value	1,096
Investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(13)	(70)
Available-for-sale, at fair value	133	725
Non-investment grade [Member]
Available-for-sale securities:
Gross unrealized losses	(389)	(244)
Available-for-sale, at fair value	3,713	3,111
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Investment securities:
Gross unrealized losses	(389)	(244)
Fair value	3,713	3,111
Non-investment grade [Member] | Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(389)	(244)
Available-for-sale, at fair value	3,713	3,111
Non-investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(38)	(40)
Available-for-sale, at fair value	360	353
Non-investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(39)	(57)
Available-for-sale, at fair value	1,244	1,319
Non-investment grade [Member] | Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	0
Fair value	0
Non-investment grade [Member] | Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(13)	(24)
Available-for-sale, at fair value	766	951
Non-investment grade [Member] | Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(26)	(33)
Available-for-sale, at fair value	478	368
Non-investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(309)	(131)
Available-for-sale, at fair value	1,831	1,132
Non-investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	0	(12)
Available-for-sale, at fair value	0	104
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Other [Member]
Available-for-sale securities:
Gross unrealized losses	(3)	(4)
Available-for-sale, at fair value	278	203
Held-to-maturity securities:
Gross unrealized losses	0
Fair value	0
Non-investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	$ 0	$ 0